As filed with the Securities and Exchange Commission on September 23, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Chad Fickett, 615 East Michigan Street, Milwaukee, WI 53202
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
COMMON STOCKS - 90.3%	Shares	Value

Aerospace & Defense - 4.0%
The Boeing Company	10,000	$660,100
Honeywell International, Inc.	15,000	589,200
		1,249,300
Air Freight - 2.2%
FedEx Corp.	8,000	672,720

Airlines - 2.3%
Alaska Air Group, Inc. *	20,000	699,600

Building Products - 3.1%
Building Materials Holding Corporation	5,050	419,655
Trex Company, Inc. *	18,000	529,200
		948,855
Capital Markets - 4.0%
The Charles Schwab Corporation	40,000	548,000
Investment Technology Group, Inc. *	27,000	691,740
		1,239,740
Chemicals - 2.5%
FMC Corporation *	13,000	786,240

Commercial Banks - 7.3%
F.N.B. Corporation	25,000	493,750
Mellon Financial Corporation	30,000	913,800
PNC Financial Services Group	9,000	493,380
Sovereign Bancorp, Inc.	15,000	359,850
		2,260,780

Communications Equipment - 0.8%
Westell Technologies, Inc. - Class A*	60,000	246,000

Computer & Peripherals - 4.5%
EMC Corporation *	40,000	547,600
SanDisk Corporation *	25,000	845,500
		1,393,100
Diversified Financial Services - 4.2%
CIT Group, Inc.	13,000	573,820
Citigroup, Inc.	10,000	435,000
MBNA Corporation	12,000	301,920
		1,310,740
Diversified Telecommunication Services - 11.0%
ALLTEL Corporation	10,000	665,000
IDT Corporation - Class B *	20,000	259,800
North Pittsburgh Systems, Inc.	25,000	524,000
SBC Communications, Inc.	30,000	733,500
Telefonos de Mexico SA de CV - ADR	20,000	385,400
Verizon Communications, Inc.	25,000	855,750
		3,423,450
Grocery Stores - 2.0%
Koninklijke Ahold NV - ADR *	70,000	615,300

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
COMMON STOCKS - 90.3% (Continued)	Shares	Value

Industrial Conglomerates - 6.3%
Loews Corporation	10,000	$836,300
Matthews International Corporation - Class A	13,000	507,000
Tyco International Ltd. +	20,000	609,400
		1,952,700
Insurance - 8.9%
Arthur J. Gallagher & Co.	20,000	557,800
Erie Indemnity Company - Class A	15,000	815,100
Fidelity National Financial, Inc.	20,000	788,000
The Hartford Financial Services Group, Inc.	7,500	604,275
		2,765,175
Machinery - 5.3%
Ingersoll-Rand Company - Class A +	8,000	625,360
ITT Industries, Inc.	8,000	851,200
Parker Hannifin Corporation	2,500	164,300
		1,640,860
Media - 4.1%
Comcast Corporation - Class A *	20,000	614,600
Discovery Holding Company - Class A *	3,000	42,810
Liberty Media Corporation - Class A *	30,000	263,700
Viacom, Inc. - Class A	9,963	335,056
		1,256,166
Metals & Mining - 1.4%
Alcoa, Inc.	15,000	420,750

Oil & Gas - 1.2%
El Paso Corporation	30,000	360,000

Pharmaceutical Products - 5.1%
Allergan, Inc.	10,000	893,700
Mylan Laboratories Inc.	14,000	243,040
Wyeth	10,000	457,500
		1,594,240
Road & Rail - 1.0%
Dollar Thrifty Automotive Group, Inc. *	10,000	313,000

Semiconductor & Semiconductor Equipment - 5.9%
Cognex Corporation	15,000	500,550
Spectrum Control, Inc. *	20,000	141,600
Texas Instruments, Inc.	20,000	635,200
Xilinx, Inc.	20,000	567,000
		1,844,350
Software - 3.1%
Computer Associates International, Inc.	25,000	686,250
InterVoice, Inc. *	30,000	262,500
		948,750

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
	COMMON STOCKS - 90.3% (Continued)	Shares	Value

	Specialty Retail - 0.1%
	Blockbuster, Inc. - Class A	2,670	$23,149
	Blockbuster, Inc. - Class B	2,670	21,760
			44,909

	TOTAL COMMON STOCKS		27,986,725
	(Cost $21,511,602)

		Principal
	SHORT TERM INVESTMENTS - 9.7%	Amount	Value
	U.S. Treasury Notes - 6.4%
	2.776%, 08/04/2005	2,000,000	1,999,537

	Variable Rate Demand Notes - 3.3%
	Goldman Sachs Financial Square Prime
	Obligations Fund 3.1800% **	1,024,661	1,024,661

	TOTAL SHORT TERM INVESTMENTS		3,024,198
	(Cost $3,024,198)

	Total Investments - 100.0%		31,010,923
	(Cost $24,535,800)
	Liabilities in Excess of Other Assets - (0.0%)		(2,480)
	TOTAL NET ASSETS - 100.0%		$31,008,443

ADR	American Depository Receipt
*	Non Income Producing
+	Foreign Denominated
**	Variable rate security. The rates listed are as of July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By /s/ Thomas P. Bellhy
Thomas P. Bellhy, President

Date  September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas P. Bellhy
Thomas P. Bellhy, President

Date  September 14, 2005

By  /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date  September 14, 2005